Accounts Payable and Accrued Liabilities (Details) - Schedule of Accounts Payable and Accrued Liabilities - CAD ($)	Mar. 31, 2024	Mar. 31, 2023
Schedule of Accounts Payable and Accrued Liabilities [Abstract]
Trade and other payables	$ 206,583	$ 456,589
Accrued liabilities	30,000	1,977,816
Totals	$ 236,583	$ 2,434,405